Other Liabilities - Summary of Other Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other Liabilities Disclosure [Abstract]
Advances on buy-back agreements	$ 1,472	$ 1,870
Warranty and campaign programs	919	925	$ 932
Marketing and sales incentive programs	1,279	1,329
Tax payables	696	685
Accrued expenses and deferred income	639	609
Accrued employee benefits	562	680
Lease liabilities	449
Legal reserves and other provisions	299	368
Contract reserve	319	262
Contract liabilities	1,236	1,368	1,498
Restructuring reserve	103	71	$ 60	$ 30
Other	866	791
Total	$ 8,839	$ 8,958